SOI Proceeds from sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales	[1]	$ 4,187,547	$ 2,705,999	$ 2,518,568
Gross realized gains from sales		47,965	47,852	71,758
Gross realized losses from sales		$ 6,476	$ 1,229	$ 27,792

[1]	Includes gains (losses) on the hedged asset for fair value hedges.